Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Principal Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets as follows:
Category	Estimated useful lives
Leasehold improvements	Over the shorter of the lease term or the estimated useful lives
Production equipment	2 – 10 years
Office furniture	3 – 10 years
Electronic equipment	3 – 5 years
Motor vehicles	3 years
Research and Development Equipment	3 – 10 years

Schedule of Disaggregation of Revenue	The following table presents the Group’s revenues disaggregated by revenue sources for the years ended December 31, 2025 and 2024:
	For the years ended December 31,
	2025		2024
	US$	%	US$	%
Disaggregation of revenues
Hemp Cannabinoid E-vapors	41,878,632	83.3	31,423,750	83.3
Medical nebulizers	3,254,837	6.5	2,595,381	6.9
Candy sales online	2,019,417	4.0	1,121,361	3.0
Related party sales of raw materials	1,667,881	3.3	12,621	0.1
Consuming E-vapors	1,112,690	2.2	2,298,232	6.0
Third-party sales of raw materials	61,862	0.1	57,972	0.1
Others	276,239	0.6	209,953	0.6
Total revenues	50,271,558	100.0	37,719,270	100.0